Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Strategic Real Return Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity® Strategic Real Return Fund
Trading Symbol	FSRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Real Return Fund	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 540,917,925
Holdings Count | shares	445
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.7 AAA 0.0 AA 0.0 A 0.8 BBB 3.4 BB 6.3 B 15.5 CCC,CC,C 2.1 D 0.0 Not Rated 4.7 Equities 41.9 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.7 AAA - 0.0 AA - 0.0 A - 0.8 BBB - 3.4 BB - 6.3 B - 15.5 CCC,CC,C - 2.1 D - 0.0 Not Rated - 4.7 Equities - 41.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 25.0 Inflation-Protected Debt 22.7 Commodities & Related Investments 15.2 Commodity Equities 15.0 Real Estate Income 11.9 REITs 9.7 Global Infrastructure Equities 0.2 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 25.0 Inflation-Protected Debt - 22.7 Commodities & Related Investments - 15.2 Commodity Equities - 15.0 Real Estate Income - 11.9 REITs - 9.7 Global Infrastructure Equities - 0.2 MLPs - 0.0 Gold-Miners Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.3 Canada 3.0 Australia 1.3 Brazil 0.9 United Kingdom 0.7 China 0.7 Finland 0.4 France 0.3 Netherlands 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.0 Australia - 1.3 Brazil - 0.9 United Kingdom - 0.7 China - 0.7 Finland - 0.4 France - 0.3 Netherlands - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.6 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.1 Exxon Mobil Corp 1.6 Corteva Inc 1.2 Equinix Inc 1.2 Prologis Inc 1.2 Ventas Inc 0.9 Welltower Inc 0.8 Archer-Daniels-Midland Co 0.8 45.1
Fidelity Advisor Strategic Real Return Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class Z
Trading Symbol	FIQDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 540,917,925
Holdings Count | shares	445
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.7 AAA 0.0 AA 0.0 A 0.8 BBB 3.4 BB 6.3 B 15.5 CCC,CC,C 2.1 D 0.0 Not Rated 4.7 Equities 41.9 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.7 AAA - 0.0 AA - 0.0 A - 0.8 BBB - 3.4 BB - 6.3 B - 15.5 CCC,CC,C - 2.1 D - 0.0 Not Rated - 4.7 Equities - 41.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 25.0 Inflation-Protected Debt 22.7 Commodities & Related Investments 15.2 Commodity Equities 15.0 Real Estate Income 11.9 REITs 9.7 Global Infrastructure Equities 0.2 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 25.0 Inflation-Protected Debt - 22.7 Commodities & Related Investments - 15.2 Commodity Equities - 15.0 Real Estate Income - 11.9 REITs - 9.7 Global Infrastructure Equities - 0.2 MLPs - 0.0 Gold-Miners Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.3 Canada 3.0 Australia 1.3 Brazil 0.9 United Kingdom 0.7 China 0.7 Finland 0.4 France 0.3 Netherlands 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.0 Australia - 1.3 Brazil - 0.9 United Kingdom - 0.7 China - 0.7 Finland - 0.4 France - 0.3 Netherlands - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.6 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.1 Exxon Mobil Corp 1.6 Corteva Inc 1.2 Equinix Inc 1.2 Prologis Inc 1.2 Ventas Inc 0.9 Welltower Inc 0.8 Archer-Daniels-Midland Co 0.8 45.1
Fidelity Advisor Strategic Real Return Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class M
Trading Symbol	FSRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 540,917,925
Holdings Count | shares	445
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.7 AAA 0.0 AA 0.0 A 0.8 BBB 3.4 BB 6.3 B 15.5 CCC,CC,C 2.1 D 0.0 Not Rated 4.7 Equities 41.9 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.7 AAA - 0.0 AA - 0.0 A - 0.8 BBB - 3.4 BB - 6.3 B - 15.5 CCC,CC,C - 2.1 D - 0.0 Not Rated - 4.7 Equities - 41.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 25.0 Inflation-Protected Debt 22.7 Commodities & Related Investments 15.2 Commodity Equities 15.0 Real Estate Income 11.9 REITs 9.7 Global Infrastructure Equities 0.2 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 25.0 Inflation-Protected Debt - 22.7 Commodities & Related Investments - 15.2 Commodity Equities - 15.0 Real Estate Income - 11.9 REITs - 9.7 Global Infrastructure Equities - 0.2 MLPs - 0.0 Gold-Miners Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.3 Canada 3.0 Australia 1.3 Brazil 0.9 United Kingdom 0.7 China 0.7 Finland 0.4 France 0.3 Netherlands 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.0 Australia - 1.3 Brazil - 0.9 United Kingdom - 0.7 China - 0.7 Finland - 0.4 France - 0.3 Netherlands - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.6 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.1 Exxon Mobil Corp 1.6 Corteva Inc 1.2 Equinix Inc 1.2 Prologis Inc 1.2 Ventas Inc 0.9 Welltower Inc 0.8 Archer-Daniels-Midland Co 0.8 45.1
Fidelity Strategic Real Return Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity® Strategic Real Return Fund Class K6
Trading Symbol	FSRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
Net Assets	$ 540,917,925
Holdings Count | shares	445
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.7 AAA 0.0 AA 0.0 A 0.8 BBB 3.4 BB 6.3 B 15.5 CCC,CC,C 2.1 D 0.0 Not Rated 4.7 Equities 41.9 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.7 AAA - 0.0 AA - 0.0 A - 0.8 BBB - 3.4 BB - 6.3 B - 15.5 CCC,CC,C - 2.1 D - 0.0 Not Rated - 4.7 Equities - 41.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 25.0 Inflation-Protected Debt 22.7 Commodities & Related Investments 15.2 Commodity Equities 15.0 Real Estate Income 11.9 REITs 9.7 Global Infrastructure Equities 0.2 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 25.0 Inflation-Protected Debt - 22.7 Commodities & Related Investments - 15.2 Commodity Equities - 15.0 Real Estate Income - 11.9 REITs - 9.7 Global Infrastructure Equities - 0.2 MLPs - 0.0 Gold-Miners Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.3 Canada 3.0 Australia 1.3 Brazil 0.9 United Kingdom 0.7 China 0.7 Finland 0.4 France 0.3 Netherlands 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.0 Australia - 1.3 Brazil - 0.9 United Kingdom - 0.7 China - 0.7 Finland - 0.4 France - 0.3 Netherlands - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.6 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.1 Exxon Mobil Corp 1.6 Corteva Inc 1.2 Equinix Inc 1.2 Prologis Inc 1.2 Ventas Inc 0.9 Welltower Inc 0.8 Archer-Daniels-Midland Co 0.8 45.1
Fidelity Advisor Strategic Real Return Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class I
Trading Symbol	FSIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 540,917,925
Holdings Count | shares	445
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.7 AAA 0.0 AA 0.0 A 0.8 BBB 3.4 BB 6.3 B 15.5 CCC,CC,C 2.1 D 0.0 Not Rated 4.7 Equities 41.9 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.7 AAA - 0.0 AA - 0.0 A - 0.8 BBB - 3.4 BB - 6.3 B - 15.5 CCC,CC,C - 2.1 D - 0.0 Not Rated - 4.7 Equities - 41.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 25.0 Inflation-Protected Debt 22.7 Commodities & Related Investments 15.2 Commodity Equities 15.0 Real Estate Income 11.9 REITs 9.7 Global Infrastructure Equities 0.2 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 25.0 Inflation-Protected Debt - 22.7 Commodities & Related Investments - 15.2 Commodity Equities - 15.0 Real Estate Income - 11.9 REITs - 9.7 Global Infrastructure Equities - 0.2 MLPs - 0.0 Gold-Miners Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.3 Canada 3.0 Australia 1.3 Brazil 0.9 United Kingdom 0.7 China 0.7 Finland 0.4 France 0.3 Netherlands 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.0 Australia - 1.3 Brazil - 0.9 United Kingdom - 0.7 China - 0.7 Finland - 0.4 France - 0.3 Netherlands - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.6 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.1 Exxon Mobil Corp 1.6 Corteva Inc 1.2 Equinix Inc 1.2 Prologis Inc 1.2 Ventas Inc 0.9 Welltower Inc 0.8 Archer-Daniels-Midland Co 0.8 45.1
Fidelity Advisor Strategic Real Return Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class C
Trading Symbol	FCSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.70%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.70%
Net Assets	$ 540,917,925
Holdings Count | shares	445
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.7 AAA 0.0 AA 0.0 A 0.8 BBB 3.4 BB 6.3 B 15.5 CCC,CC,C 2.1 D 0.0 Not Rated 4.7 Equities 41.9 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.7 AAA - 0.0 AA - 0.0 A - 0.8 BBB - 3.4 BB - 6.3 B - 15.5 CCC,CC,C - 2.1 D - 0.0 Not Rated - 4.7 Equities - 41.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 25.0 Inflation-Protected Debt 22.7 Commodities & Related Investments 15.2 Commodity Equities 15.0 Real Estate Income 11.9 REITs 9.7 Global Infrastructure Equities 0.2 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 25.0 Inflation-Protected Debt - 22.7 Commodities & Related Investments - 15.2 Commodity Equities - 15.0 Real Estate Income - 11.9 REITs - 9.7 Global Infrastructure Equities - 0.2 MLPs - 0.0 Gold-Miners Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.3 Canada 3.0 Australia 1.3 Brazil 0.9 United Kingdom 0.7 China 0.7 Finland 0.4 France 0.3 Netherlands 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.0 Australia - 1.3 Brazil - 0.9 United Kingdom - 0.7 China - 0.7 Finland - 0.4 France - 0.3 Netherlands - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.6 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.1 Exxon Mobil Corp 1.6 Corteva Inc 1.2 Equinix Inc 1.2 Prologis Inc 1.2 Ventas Inc 0.9 Welltower Inc 0.8 Archer-Daniels-Midland Co 0.8 45.1
Fidelity Advisor Strategic Real Return Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class A
Trading Symbol	FSRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 540,917,925
Holdings Count | shares	445
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$540,917,925
Number of Holdings	445
Portfolio Turnover	40%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.7 AAA 0.0 AA 0.0 A 0.8 BBB 3.4 BB 6.3 B 15.5 CCC,CC,C 2.1 D 0.0 Not Rated 4.7 Equities 41.9 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.7 AAA - 0.0 AA - 0.0 A - 0.8 BBB - 3.4 BB - 6.3 B - 15.5 CCC,CC,C - 2.1 D - 0.0 Not Rated - 4.7 Equities - 41.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 25.0 Inflation-Protected Debt 22.7 Commodities & Related Investments 15.2 Commodity Equities 15.0 Real Estate Income 11.9 REITs 9.7 Global Infrastructure Equities 0.2 MLPs 0.0 Gold-Miners Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 25.0 Inflation-Protected Debt - 22.7 Commodities & Related Investments - 15.2 Commodity Equities - 15.0 Real Estate Income - 11.9 REITs - 9.7 Global Infrastructure Equities - 0.2 MLPs - 0.0 Gold-Miners Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.3 Canada 3.0 Australia 1.3 Brazil 0.9 United Kingdom 0.7 China 0.7 Finland 0.4 France 0.3 Netherlands 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.3 Canada - 3.0 Australia - 1.3 Brazil - 0.9 United Kingdom - 0.7 China - 0.7 Finland - 0.4 France - 0.3 Netherlands - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.6 Fidelity Commodity Strategy Central Fund 14.7 US Treasury Bonds 4.1 Exxon Mobil Corp 1.6 Corteva Inc 1.2 Equinix Inc 1.2 Prologis Inc 1.2 Ventas Inc 0.9 Welltower Inc 0.8 Archer-Daniels-Midland Co 0.8 45.1